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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

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
                /s/ Marc Abel   New York, New York   May 2, 2007
                --------------  -------------------  -----------
                 [Signature]      [City, State]        [Date]
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Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

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
             Report Summary:
             Number of Other Included Managers:               0
             Form 13F Information Table Entry Total:         52
             Form 13F Information Table Value Total:    723,812
                                                     ------------
                                                     (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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STONEBROOK FUND MANAGEMENT LLC
Q12007 13 F

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
Company                        Title of Class  Ticker  Stock Cusip        Shares       Long
-------                        -------------- -------- ------------      --------- ------------
Wesco International Inc.......       COM        WCC     95082P105          401,600 $ 25,212,448
United Healthcare Group.......       COM        UNH     91324P102          442,600 $ 23,444,522
Adidas-Salomon................       COM       ADS GY  DE0005003404 ISIN   402,300 $ 21,987,224
Wellpoint Inc.................       COM        WLP     94973V107          269,700 $ 21,872,670
Footlocker....................       COM         FL     344849104          919,000 $ 21,642,450
Thermo Electron Corp..........       COM        TMO     883556102          460,900 $ 21,547,075
Watsco........................       COM        WSO     942622200          418,800 $ 21,388,116
Crown Holdings, Inc...........       COM        CCK     228368106          785,556 $ 19,214,700
Royal Carribean...............       COM        RCL    LR0008862868 ISIN   452,000 $ 19,056,320
Bucyrus International.........      CL A        BUCY    118759109          360,265 $ 18,553,648
First Data Corp...............       COM        FDC     319963104          689,540 $ 18,548,626
Archer Daniels Midland........       COM        ADM     039483102          502,200 $ 18,430,740
Dresser-Rand Group Inc........       COM        DRC     261608103          603,249 $ 18,374,965
Joy Global....................       COM        JOYG    481165108          416,125 $ 17,851,763
Illinois Tool Works...........       COM        ITW     452308109          326,700 $ 16,857,720
United Rentals................       COM        URI     911363109          609,842 $ 16,770,655
H&E Equipment Services Inc....       COM        HEES    404030108          746,938 $ 16,059,167
Goodman Global Inc............       COM        GGL     38239A100          902,100 $ 15,895,002
Harley Davidson...............       COM        HOG     412822108          269,900 $ 15,856,625
Oshkosh Truck Corp............       COM        OSK     688239201          299,100 $ 15,852,300
Zale Corp.....................       COM        ZLC     988858106          577,000 $ 15,221,260
Penn National Gaming..........       COM        PENN    707569109          345,200 $ 14,643,384
Finish Line...................      CL A        FINL    317923100        1,076,711 $ 13,566,559
Ball Corp.....................       COM        BLL     058498106          283,608 $ 13,003,427
Office Depot Inc..............       COM        ODP     676220106          363,200 $ 12,762,848
Transocean Offshore Inc.......       COM        RIG    KYG900781090 ISIN   153,600 $ 12,549,120
Circuit City..................       COM         CC     172737108          676,800 $ 12,541,104
Willis Group..................       COM        WSH    BMG966551084 ISIN   315,300 $ 12,479,574
Carter's Inc..................       COM        CRI     146229109          483,455 $ 12,250,750
Securitas Direct AC - B shares       COM      SDIRB SS SE0001789306 ISIN 4,343,700 $ 12,066,799
Harsco Corp...................       COM        HSC     415864107          268,100 $ 12,026,966
Actuant Corp. - Cl.A..........       COM        ATU     00508X203          234,900 $ 11,935,269
Beacon Roofing Supply Inc.....       COM        BECN    073685109          734,542 $ 11,884,890
Ruby Tuesday..................       COM         RI     781182100          402,200 $ 11,502,920
Tyco Internationl Lts.........       COM        TYC     902124106          358,400 $ 11,307,520
KB Homes......................       COM        KBH     48666K109          259,900 $ 11,089,933
Nobel Corp....................       COM         NE    KYG654221004        138,100 $ 10,865,708
Horton (D.R.).................       COM        DHI     23331A109          488,965 $ 10,757,230
Cintas........................       COM        CTAS    172908105          295,000 $ 10,649,500
CSK Auto......................      CL A        CAO     125965103          610,800 $ 10,505,760
Thomas & Betts Corp...........       COM        TNB     884315102          213,100 $ 10,403,542
Tuesday Morning Corp..........       COM        TUES    899035505          647,088 $  9,602,786
Beazer Homes USA, Inc.........       COM        BZH     07556Q105          318,300 $  9,240,249
Pride International Inc.......       COM        PDE     74153Q102          305,800 $  9,204,580
Standard Pacific..............       COM        SPF     85375C101          425,600 $  8,882,272
AnnTaylor.....................       COM        ANN     036115103          223,300 $  8,659,574
Advanced Auto Parts...........       COM        AAP     00751Y106          223,100 $  8,600,505
Chemtura Corp.................       COM        CEM     163893100          739,400 $  8,081,642
Williams Sonoma...............       COM        WSM     969904101          224,900 $  7,974,954
Amerco........................       COM        UHAL    023586100          104,004 $  7,279,240
Altra Holdings Inc............       COM        AIMC    02208R106          357,150 $  4,896,527
Abercrombie & Fitch...........      CL A        ANF     002896207           39,100 $  2,959,088

       TOTAL VALUE............                                                     $723,812,212
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